Notes Payable and Other Related Party Transactions (Details) - USD ($)			1 Months Ended									3 Months Ended			12 Months Ended
	Dec. 28, 2009	Mar. 26, 2009	Jan. 31, 2019	May 31, 2018	Apr. 30, 2018	Nov. 30, 2017	Sep. 30, 2017	Jun. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	May 31, 2009	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Nov. 30, 2011	Apr. 30, 2011	Mar. 05, 2009
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party												$ 1,751		$ 2,792	$ 21,976	$ 11,543
Operating Leases, Rent Expense												7,200
Accounts Payable, Related Parties												1,762			1,676
Due to Related Parties, Current												12,480			9,087	0
Debt Instrument, Interest Rate, Stated Percentage				9.00%
Debt Instrument, Maturity Date				Mar. 31, 2021
Repayments of Related Party Debt												62,743		0	113,145	0
Debt Instrument, Face Amount				$ 40,000
Notes Payable, Related Parties												47,480			106,830	210,888
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.20
Debt Instrument, Convertible, Terms of Conversion Feature				The notes are convertible into shares of common stock at a price of $0.20 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing
Stock Issued During Period, Shares, New Issues (in Shares)						55,556	262,500
Proceeds from Issuance of Common Stock												0		$ 47,000	47,000	54,625
Stock Issued During Period, Shares, Issued for Services (in Shares)			60,000		340,000	395,550	133,960	99,412	51,750	196,000				352,326
Stock Issued During Period, Value, Issued for Services			$ 26,600		$ 174,800	$ 79,215	$ 28,576	$ 30,898	$ 17,201	$ 59,242		26,600		$ 43,664	1,843,664	215,132
Immediate Family Member of Management or Principal Owner [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party												247
Debt Instrument, Interest Rate, Stated Percentage																					10.00%	10.00%
Debt Instrument, Face Amount	$ 100,000																				$ 10,000	$ 50,000
Notes Payable, Related Parties																			$ 25,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in Shares)	666,667
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																			$ 0.03		$ 0.01
Immediate Family Member of Management or Principal Owner [Member] | Building [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals												600
Operating Leases, Rent Expense, Net												7,200
Operating Leases, Rent Expense												778		$ 234	5,600	4,400
Related Party Transaction, Expenses from Transactions with Related Party															2,130	4,100
President, Director, and Chief Scientific Officer [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Due to Related Parties, Current																96,462		$ 21,888
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Oct. 31, 2018
Repayments of Related Party Debt															21,888	0
Chief Executive Officer [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party															15,278	4,400
Due to Related Parties, Current																				$ 88,000
Debt Instrument, Interest Rate, Stated Percentage																	0.00%						5.00%
Debt Instrument, Maturity Date											Oct. 31, 2018
Repayments of Related Party Debt															91,257	0
Debt Instrument, Face Amount																							$ 75,000
Proceeds from Related Party Debt											$ 13,000						$ 66,000
Notes Payable, Related Parties												0			$ 62,743	$ 154,000
Charles Mulrey and Family [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)													150,000
Sale of Stock, Price Per Share (in Dollars per share)													$ 0.20
Proceeds from Issuance of Common Stock													$ 30,000
One of Directors, Dr. Kevin Doody [Member] | Restricted Stock [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares)				3,020,000									3,000,000
Stock Issued During Period, Value, Issued for Services				$ 1,540,000									$ 1,530,000
Q2 Note [Member] | Immediate Family Member of Management or Principal Owner [Member]
Notes Payable and Other Related Party Transactions (Details) [Line Items]
Interest Expense, Related Party												$ 616